Redeemable Noncontrolling Interest - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Jul. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Ownership interest acquired	63.00%
Noncontrolling interest	18.50%	18.50%
Noncontrolling interest recorded		3,900
Netherlands
Redeemable Noncontrolling Interest [Line Items]
Ownership interest acquired		18.50%	63.00%
Noncontrolling interest	81.50%
Noncontrolling interest recorded			$ 17,100